Employee Benefits Provisions - Schedule of Employee Entitlements Long Service leave (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Employee Entitlements Long Service leave [Abstract]
Opening balance
Long service leave taken during the period
Additional provisions raised	20,018
Closing balance	$ 20,018